Presentation of financial statements and significant accounting practices adopted, Revenue recognition (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 € / shares
Revenue recognition [Abstract]
Average percentage of reduction in emission of greenhouse gases by developed countries pursuant to Kyoto protocol	5.20%
Fixed price of carbon credit (in Euros per share) | € / shares				€ 1.98
Revenue recognized from carbon credits | R$	R$ 0	R$ 1,141	R$ 3,610